DOMINI IMPACT INVESTMENTS LLC

180 MAIDEN LANE, SUITE 1302

NEW YORK, NY 10038-4925

September 14, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:  Post-Effective Amendment No. 64 to Registration Statement on

       Form N-1A (File No. 33-29180 and 811-05823)

Ladies and Gentlemen:

On behalf of Domini Investment Trust, a Massachusetts business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 66 to the Trust’s Registration Statement under the Investment Company Act of 1940, (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, and is to be effective on November 14, 2018.

The Amendment relates to the Domini Impact Equity Fund (the “Fund”), a series of the Trust. The Amendment is filed primarily: (i) to reflect the a change to the Fund’s submanager and investment strategies, and (ii) to update other performance and numeric information relating to the Fund.

Please call the undersigned at (212) 217-1114 with any questions relating to the above-referenced filing.

Sincerely,

/s/ Megan L. Dunphy

Megan L. Dunphy

General Counsel